Leases	12 Months Ended
Dec. 31, 2020
Disclosure of leases [Abstract]
Leases	LEASES
Right-of-use asset

($ millions)	Office (1)	Fleet Vehicles	Other	Total
Right-of-use asset at cost	121.0	20.4	11.6	153.0
Accumulated depreciation	(32.5)	(12.0)	(4.8)	(49.3)
Net carrying amount	88.5	8.4	6.8	103.7

Reconciliation of movements during the year
Cost, beginning of year	120.1	17.0	10.9	148.0
Accumulated depreciation, beginning of year	(14.8)	(7.0)	(2.7)	(24.5)
Net carrying amount, beginning of year	105.3	10.0	8.2	123.5

Net carrying amount, beginning of year	105.3	10.0	8.2	123.5
Additions	0.8	3.3	0.7	4.8
Depreciation	(17.7)	(5.0)	(2.1)	(24.8)
Lease modification	0.1	—	—	0.1
Foreign exchange	—	0.1	—	0.1
Net carrying amount, end of year	88.5	8.4	6.8	103.7
(1)A portion of the Company's office space is subleased. During the year ended December 31, 2020, the Company recorded sublease income of $5.6 million (year ended December 31, 2019 - $6.2 million) as a component of other income (loss).
Lease liability

($ millions)	2020	2019
Lease liability, beginning of year	181.2	223.8
Additions	4.8	5.5
Dispositions	—	(3.0)
Financing	7.1	8.9
Payments on lease liability	(37.1)	(34.1)
Lease modification	0.5	(19.7)
Foreign exchange	—	(0.2)
Lease liability, end of year	156.5	181.2
Expected to be incurred within one year	26.4	31.3
Expected to be incurred beyond one year	130.1	149.9
Some leases contain variable payments that are not included within the lease liability as they are based on amounts determined by the lessor annually and not dependent on an index or rate. For the year ended December 31, 2020, variable lease payments of $2.2 million were included in general and administrative expenses relating to property tax payments on office leases.
During the year ended December 31, 2020, the Company recorded $0.6 million in general and administrative expenses related to short-term leases and leases for low dollar value underlying assets.
The undiscounted cash flows relating to the lease liability are as follows:

($ millions)	December 31, 2020
1 year	27.0
2 to 3 years	46.3
4 to 5 years	36.6
More than 5 years	75.9
Total (1)	185.8
(1)Includes both the principal and amounts representing interest.